LONG-TERM DEBT - Senior Secured term credit facility (Details) - USD ($) $ in Thousands			12 Months Ended
	Feb. 15, 2017	Sep. 21, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-Term Debt
Long-term debt			$ 667,995	$ 501,160	$ 309,847
Interest Expense			$ 26,091
Senior secured term credit facility
Long-Term Debt
Maximum borrowing capacity		$ 350,000
Interest rate (in percent)		7.50%
Arrangement fee (in percent)		3.00%
Final advance	$ 100,000
Extension period (in years)			1 year
Extension fee (in percent)			2.50%
Gain (loss) fair value of embedded derivatives			$ (1,624)	(5,792)
Long-term debt	$ 11,795		365,890	232,438	$ 128,107
Interest Expense			26,091	0
Capitalized interest			$ 22,156	$ 19,134
Senior secured term credit facility | Effective Interest Rate
Long-Term Debt
Interest rate (in percent)			15.00%